Retirement Benefit Plans - Summary of Movements in Net Defined Benefit Liability (Asset) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 4,805,016	$ 160,650	$ 3,569,265	$ 3,972,517
Current service cost	211,226	7,062	224,126	278,412
Past service cost and gain on settlements				(68,979)
Net interest expense (income)	54,248	1,814	56,070	53,663
Recognized in profit or loss	265,474	8,876	280,196	263,096
Return on plan assets (excluding amounts included in net interest)	(104,516)	(3,494)	(16,589)	52,124
Actuarial loss (gain) arising from changes in financial assumptions	398,732	13,331	(8,643)	56,860
Actuarial loss (gain) arising from experience adjustments	70,374	2,353	302,499	(315,090)
Actuarial loss arising from changes in demographic assumptions	(2,329)	(78)	8,190	762
Actuarial loss arising from changes in other assumptions			22,723
Recognized in other comprehensive income	365,262	12,212	308,180	(205,344)
Contributions from the employer	(514,617)	(17,206)	(364,237)	(484,790)
Benefits paid from the pension fund	0		0	0
Benefits paid from the Group	(21,439)	(717)	(295,953)	(96,575)
Business combinations	34,477	1,152	1,312,281
Exchange differences on foreign plans	(4,776)	(160)	(4,716)	120,361
Ending balance	4,926,396	164,707	4,805,016	3,569,265
Defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	10,297,139	344,271	7,910,638	8,389,884
Current service cost	211,226	7,062	224,126	278,412
Past service cost and gain on settlements				(68,979)
Net interest expense (income)	151,635	5,070	178,779	157,404
Recognized in profit or loss	362,861	12,132	402,905	366,837
Return on plan assets (excluding amounts included in net interest)	0		0	0
Actuarial loss (gain) arising from changes in financial assumptions	398,732	13,331	(8,643)	56,860
Actuarial loss (gain) arising from experience adjustments	70,374	2,353	302,499	(315,090)
Actuarial loss arising from changes in demographic assumptions	(2,329)	(78)	8,190	762
Actuarial loss arising from changes in other assumptions			22,723
Recognized in other comprehensive income	466,777	15,606	324,769	(257,468)
Contributions from the employer	0		0	0
Benefits paid from the pension fund	(393,897)	(13,169)	(541,989)	(690,830)
Benefits paid from the Group	(21,439)	(717)	(295,953)	(96,575)
Business combinations	62,857	2,101	2,522,805
Exchange differences on foreign plans	(105,724)	(3,535)	(26,036)	198,790
Ending balance	10,668,574	356,689	10,297,139	7,910,638
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(5,492,123)	(183,621)	(4,341,373)	(4,417,367)
Current service cost	0		0	0
Past service cost and gain on settlements				0
Net interest expense (income)	(97,387)	(3,256)	(122,709)	(103,741)
Recognized in profit or loss	(97,387)	(3,256)	(122,709)	(103,741)
Return on plan assets (excluding amounts included in net interest)	(104,516)	(3,494)	(16,589)	52,124
Actuarial loss (gain) arising from changes in financial assumptions	0		0	0
Actuarial loss (gain) arising from experience adjustments	0		0	0
Actuarial loss arising from changes in demographic assumptions	0		0	0
Actuarial loss arising from changes in other assumptions			0
Recognized in other comprehensive income	(104,516)	(3,494)	(16,589)	52,124
Contributions from the employer	(514,617)	(17,206)	(364,237)	(484,790)
Benefits paid from the pension fund	393,897	13,169	541,989	690,830
Benefits paid from the Group	0		0	0
Business combinations	(28,380)	(949)	(1,210,524)
Exchange differences on foreign plans	100,948	3,375	21,320	(78,429)
Ending balance	$ (5,742,178)	$ (191,982)	$ (5,492,123)	$ (4,341,373)